Annual Fund Operating Expenses	Sep. 30, 2024
Eaton Vance Atlanta Capital Focused Growth Fund | Class A
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.01%
Eaton Vance Atlanta Capital Focused Growth Fund | Class C
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.76%
Eaton Vance Atlanta Capital Focused Growth Fund | Class I
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.76%
Eaton Vance Atlanta Capital Focused Growth Fund | Class R6
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.70%
Eaton Vance Atlanta Capital Select Equity Fund | Class A
Operating Expenses:
Management Fees	0.69%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.05%
Eaton Vance Atlanta Capital Select Equity Fund | Class C
Operating Expenses:
Management Fees	0.69%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.80%
Eaton Vance Atlanta Capital Select Equity Fund | Class I
Operating Expenses:
Management Fees	0.69%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.80%
Eaton Vance Atlanta Capital Select Equity Fund | Class R6
Operating Expenses:
Management Fees	0.69%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.75%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class A
Operating Expenses:
Management Fees	0.78%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.12%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class C
Operating Expenses:
Management Fees	0.78%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.87%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class I
Operating Expenses:
Management Fees	0.78%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.87%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R
Operating Expenses:
Management Fees	0.78%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.37%
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R6
Operating Expenses:
Management Fees	0.78%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.81%